Dividends - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Dividends Paid and Proposed [Line Items]
Final Proposed (not recognised as a liability at 31 December)	$ 0.710	$ 0.640	$ 0.575
Proposed dividends [member]
Disclosure of Dividends Paid and Proposed [Line Items]
Final Proposed (not recognised as a liability at 31 December)	$ 0.71
Final Proposed (not recognised as a liability at 31 December) dividend approval date	May 04, 2018
Final proposed dividend record date	Apr. 03, 2018